Income Taxes - Income tax expense at the federal statutory rate (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jan. 31, 2015	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at federal statutory rate												$ 15,135	$ 12,184	$ 1,626
State expense												1,590	1,558	460
Deferred Adjustments												(1,531)
Manufacturing and research incentives												(2,592)	(1,475)	(363)
Nondeductible items												988	219	1,520
Other items												(540)	(551)	52
Provision for income taxes	$ 9,091	$ 5,796	$ 4,136	$ 5,309	$ (2,191)	$ 6,766	$ 4,286	$ 1,067	$ (184)	$ 5,362	$ 7,254	$ 13,050	$ 11,935	$ 3,295